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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [X]; Amendment Number: 1

        This Amendment (Check only one.): [X] is a restatement.

                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Capital LP
Address:          152 West 57th Street
                  45th Floor
                  New York, New York  10019

Form 13F File Number:   028-11916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Timothy R. Barakett
Title:            as Managing Member of Atticus Management LLC,
                  its general partner
Phone:            212-373-0800

Signature, Place, and Date of Signing:

/s/ John F. Brown, Attorney-in-fact*          New York, New York                                May 25, 2006
------------------------------------       ----------------------------                 ---------------------------
        [Signature]                               [City, State]                                    [Date]

*Pursuant to Power of Attorney attached hereto.

This statement is being filed by Atticus Capital LP, a Delaware limited partnership ("Atticus Capital"), the general partner of which is Atticus Management LLC, a Delaware limited liability company, f/k/a Atticus Capital, L.L.C. ("Atticus Management"). Effective as of January 1, 2006, Atticus Management effected a restructuring in which it assigned to Atticus Capital its rights and obligations under the investment management agreements with its clients and following the restructuring it changed its name to "Atticus Management LLC".

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   88
                                                          ------------------

Form 13F Information Table Value Total:                           $9,723,679
                                                          ------------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         ----------        -------------------------          ------------------

         None.

                                               Atticus Capital LP
                                          Form 13F/A Information Table
                                          Quarter ended March 31, 2006

                                                                                    INVESTMENT DISCRETION       VOTING AUTHORITY
                                                      Fair Market   Shares or SH/
                                 Title of   Cusip        Value      Principal PRN Put/     Shared- Shared- Other
Issuer                            Class     Number  (in thousands)    Amount     Call Sole Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------

ABGENIX INC                        COM      00339B107   73,125     3,250,000  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

AO TATNEFT                       SPON ADR   03737P306   1,030       10,000    SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

AFFORDABLE RESIDENTIAL CMTYS       COM      008273104   25,996     2,475,800  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

AMERCO                             COM      023586100  110,170     1,113,168  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN TOWER  CORP               CL A     029912201   76,370     2,518,800  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

AMERIPRISE FINL INC                COM      03076C106  119,030     2,641,600  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

ANTEON INTL CORP                   COM      03674E108   53,829      986,600   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

ATHEROGENICS INC                   COM      047439104   77,776     4,765,700  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

BANK NEW YORK INC                  COM      064057102   45,050     1,250,000  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

BIOVERIS CORP                      COM      090676107   5,089      1,298,237  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK INC                      CL A     09247X101   84,700      605,000   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

CABOT CORP                         COM      127055101   15,758      463,600   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

CANADIAN NAT RES LTD               COM      136385101  224,928     4,060,800  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

CHAMPS ENTMT INC DEL               COM      158787101   22,947     2,781,402  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

CHESAPEAKE ENERGY CORP             COM      165167107   62,415     1,987,100  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------



                                              Atticus Capital LP
                                          Form 13F/A Information Table
                                          Quarter ended March 31, 2006

                                                                                    INVESTMENT DISCRETION       VOTING AUTHORITY

                                                      Fair Market   Shares or SH/
                                 Title of   Cusip        Value      Principal PRN Put/     Shared- Shared- Other
Issuer                            Class     Number  (in thousands)    Amount     Call Sole Defined Other  Managers Sole Shared None

------------------------------------------------------------------------------------------------------------------------------------
CHINA TELECOM CORP LTD           SPON ADR   169426103   8,170       230,800   SH        X                          X
                                  H SHS
------------------------------------------------------------------------------------------------------------------------------------

COMPANIA ANONIMA NACIONAL TEL   SPON ADR D  204421101   12,615      595,600   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

COMPANHIA VALE DO RIO DOCE    SPONSORED AD  204412209  183,351     3,778,100  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                     COM      20825C104  801,092    12,685,550  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

CONSECO INC                      COM NEW    208464883   14,892      600,000   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

CROWN CASTLE INTL CORP             COM      228227104   40,334     1,422,700  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

DIAMOND OFFSHORE DRILLING IN       COM      25271C102  100,965     1,128,100  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

EAGLE MATERIALS INC                CL B     26969P207  186,249     2,921,100  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

EMISPHERE TECHNOLOGIES INC         COM      291345106   10,761     1,309,100  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

EPICEPT CORP                       COM      294264205    303        67,307    SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

ETHAN ALLEN INTERIORS INC          COM      297602104    420        10,000    SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

E TRADE FINANCIAL CORP             COM      269246104   2,698       100,000   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

FLEETWOOD ENTERPRISES INC          COM      339099103   15,626     1,398,900  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

FOSTER WHEELER LTD               SHS NEW    G36535139   45,484      961,400   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------



                                              Atticus Capital LP
                                          Form 13F/A Information Table
                                          Quarter ended March 31, 2006

                                                                                    INVESTMENT DISCRETION       VOTING AUTHORITY

                                                      Fair Market   Shares or SH/
                                 Title of   Cusip        Value      Principal PRN Put/     Shared- Shared- Other
Issuer                            Class     Number  (in thousands)    Amount     Call Sole Defined Other  Managers Sole Shared None

------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RES INC                   COM      354613101   67,212      713,200   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

FURNITURE BRANDS INTL INC          COM      360921100    245        10,000    SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROUP INC            COM      38141G104  204,048     1,300,000  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

GRUPO AEROPORTUARIO DEL PAC     SPON ADR B  400506101   54,660     1,710,800  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

INCO LTD                           COM      453258402   14,555      250,000   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

KT CORP                       SPONSORED AD  48268K101   6,028       283,000   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

LABORATORY CORP OF AMER HLDGS    COM NEW    50540R409   17,515      299,500   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

LA Z BOY INC                       COM      505336107    170        10,000    SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON INC                     COM      524901105  104,964      837,500   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

MERCER INTL INC                    COM      588056101   19,479     2,092,287  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

MITTAL STEEL CON V              NY REG SH   60684P101  115,473     3,058,900  SH        X                          X
                                   CL A
------------------------------------------------------------------------------------------------------------------------------------

MONSANTO CO NEW                    COM      61166W101  105,649     1,246,600  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

MWI VETERINARY SUPPLY INC          COM      55402X105   2,303       70,000    SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

NAVISTAR INTL CORP NEW             COM      63934E108   13,790      500,000   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------




                                              Atticus Capital LP
                                          Form 13F/A Information Table
                                          Quarter ended March 31, 2006

                                                                                    INVESTMENT DISCRETION       VOTING AUTHORITY

                                                      Fair Market   Shares or SH/
                                 Title of   Cusip        Value      Principal PRN Put/     Shared- Shared- Other
Issuer                            Class     Number  (in thousands)    Amount     Call Sole Defined Other  Managers Sole Shared None

------------------------------------------------------------------------------------------------------------------------------------

NEXMED INC                         COM      652903105     55        63,200    SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

NYSE GROUP INC                     COM      62949W103  460,845     5,815,073  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

PEGASUS COMMUNICATIONS CORP        CL A     705904605   2,176       833,899   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

PETROCHINA CO LTD             SPONSORED AD  71646E100   4,093       39,000    SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

PHELPS DODGE CORP                  COM      717265102  997,860    12,391,155  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX COS INC NEW                COM      71902E109   27,594     1,692,900  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

PRICE COMMUNICATIONS CORP        COM NEW    741437305  188,012    10,628,176  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

PROCTER & GAMBLE CO                COM      742718109   86,445     1,500,000  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

PT TELEKOMUNIKASI INDONESIA   SPONSORED AD  715684106   11,957      394,500   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

RESEARCH IN MOTION LTD             COM      760975102  103,978     1,225,000  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

RYLAND GROUP INC                   COM      783764103   28,086      404,700   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

SBA COMMUNICATIONS CORP            COM      78388J106   33,228     1,419,400  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

SEA CONTAINERS LTD                 CL A     811371707    983        136,400   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

SEAGATE TECHNOLOGY                 SHS      G7945J104   48,501     1,842,050  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------




                                              Atticus Capital LP
                                          Form 13F/A Information Table
                                          Quarter ended March 31, 2006

                                                                                    INVESTMENT DISCRETION       VOTING AUTHORITY

                                                      Fair Market   Shares or SH/
                                 Title of   Cusip        Value      Principal PRN Put/     Shared- Shared- Other
Issuer                            Class     Number  (in thousands)    Amount     Call Sole Defined Other  Managers Sole Shared None

------------------------------------------------------------------------------------------------------------------------------------

SEARS HLDGS CORP                   COM      812350106  563,996     4,278,209  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

SOMAXON PHARMACEUTICALS INC        COM      834453102   1,663       103,900   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

SOUTHERN COPPER CORP               COM      84265V105   47,816      566,000   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

STANDARD PAC CORP NEW              COM      85375C101   8,795       261,600   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

STATE AUTO FINL CORP               COM      855707105   50,455     1,496,723  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

SUNCOR ENERGY INC                  COM      867229106   23,892      310,200   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

TESORO CORP                        COM      881609101   82,534     1,207,700  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

TRANSOCEAN INC                     ORD      G90078109   76,887      957,500   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

TRONOX INC                         CL A     897051108   23,832     1,405,200  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

TXU CORP                           COM      873168108   17,904      400,000   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

UNITED STATES STL CORP NEW         COM      912909108   12,743      210,000   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

VALERO ENERGY CORP NEW             COM      91913Y100  206,940     3,461,700  SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

VORNADO RLTY TR                 SH BEN INT  929042109   81,600      850,000   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

WABASH NATL CORP                   CALL     929566907   13,882      702,900   SH        X                          X
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO                CALL     025816909  261,436     4,975,000  SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------




                                              Atticus Capital LP
                                          Form 13F/A Information Table
                                          Quarter ended March 31, 2006

                                                                                    INVESTMENT DISCRETION       VOTING AUTHORITY

                                                      Fair Market   Shares or SH/
                                 Title of   Cusip        Value      Principal PRN Put/     Shared- Shared- Other
Issuer                            Class     Number  (in thousands)    Amount     Call Sole Defined Other  Managers Sole Shared None

------------------------------------------------------------------------------------------------------------------------------------

ASHLAND INC NEW                    CALL     044209904   21,317      299,900   SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------

ATHEROGENICS INC                   CALL     047439904   11,982      734,200   SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------

CHESAPEAKE ENERGY CORP             CALL     165167907   89,519     2,850,000  SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------

COMPHANIA VALE DO RIO DOCE         CALL     204412909   48,530     1,000,000  SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                     CALL     20825C904  557,387     8,826,400  SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------

HALLIBURTON CO                     CALL     406216901  178,899     2,450,000  SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------

PFIZER INC                         CALL     717081903   93,450     3,750,000  SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------

PHELPS DODGE CORP                  CALL     717265902  471,841     5,859,200  SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------

PROCTER & GAMBLE CO                CALL     742718909   66,275     1,150,000  SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------

SEARS HLDGS CORP                   CALL     812350906 1,162,938    8,821,500  SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------

SUNCOR ENERGY INC                  CALL     867229906   69,318      900,000   SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------

TD AMERITRADE HLDG CORP            CALL     87236Y908   70,407     3,373,600  SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------

TXU CORP                           CALL     873168908  143,232     3,200,000  SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------

VALERO ENERGY CORP NEW             CALL     91913Y900  100,729     1,685,000  SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------

WENDYS INTL INC                    CALL     950590909   13,964      225,000   SH  CALL  X                          X
------------------------------------------------------------------------------------------------------------------------------------

SPDR TR 1                       UNIT SER 1  78462F103   8,439       65,000    SH  PUT   X                          X
------------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                              $9,723,679
(in thousands)
------------------------------------------------------------------------------------------------------------------------------------


                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that I, TIMOTHY R. BARAKETT, hereby make, constitute and appoint each of JOHN F. BROWN and CHARLES FORTIN, acting individually, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as chief executive officer of, managing member of or in other capacities with Atticus Capital LP or its general partner Atticus Management LLC (f/k/a Atticus Capital, L.L.C.) (collectively, "Atticus"), and each of their affiliates or entities advised by me or Atticus, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities, futures contracts or other investments, and any other documents relating or ancillary thereto, including without limitation all documents relating to filings with the Commodities Futures Trading Commission and National Futures Association, the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933 or the Securities Exchange Act of 1934 (the "Act") and the rules and regulations promulgated thereunder, including all documents relating to the beneficial ownership of securities required to be filed with the SEC pursuant to Section 13(d) or Section 16(a) of the Act and any information statements on Form 13F required to be filed with the SEC pursuant to Section 13(f) of the Act. All past acts of the attorneys-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

     THIS POWER OF ATTORNEY shall remain in full force and effect until either revoked in writing by the undersigned or until such time as the person or persons to whom power of attorney has been hereby granted cease(s) to be an employee of, or otherwise associated with, Atticus or or one of its affiliates. Execution of this power of attorney revokes that certain Power of Attorney dated as of January 24, 2006 with respect to substantially the same matters addressed above.

     IN WITNESS WHEREOF, the undersigned has duly subscribed these presents as of March 21, 2006.


                                                     /s/ Timothy R. Barakett
                                                     ---------------------------
                                                     Timothy R. Barakett